As filed with the Securities and Exchange Commission on January 26, 2017
Registration No. 333-159992
Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	32	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	34	☒
(Check appropriate box or boxes)
TRANSPARENT VALUE TRUST
(Exact Name of Registrant as Specified in Charter)
330 MADISON AVENUE, 10TH FLOOR, NEW YORK, NEW YORK 10017
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(212) 518-5344

Copies To:
Donald C. Cacciapaglia Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Amy J. Lee Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: February 24, 2017
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 24, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 31 (the “Amendment”) to the Registration Statement of Transparent Value Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 29, 2016 for the purpose of updating the currently effective registration statement for Class A, Class C, Class P, and Institutional Class shares for each series of the Registrant, and for the purpose of registering a new share class of the Registrant, Class T shares, for each series of the Registrant. This Post-Effective Amendment No. 32 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 24, 2017 as the new date upon which the Amendment as it relates to Class T shares only shall become effective. This Post-Effective Amendment No. 32 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of January 2017.

Transparent Value Trust

*Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Member of the Board of Trustees	January 26, 2017
Roman Friedrich III

*	Member of the Board of Trustees	January 26, 2017
Robert B. Karn III

*	Member of the Board of Trustees	January 26, 2017
Ronald A. Nyberg

*	Member of the Board of Trustees	January 26, 2017
Ronald E. Toupin, Jr.

*	Member of the Board of Trustees	January 26, 2017
Randall C. Barnes

*	Member of the Board of Trustees	January 26, 2017
Maynard F. Oliverius

*	Member of the Board of Trustees	January 26, 2017
Donald A. Chubb, Jr.

*	Member of the Board of Trustees	January 26, 2017
Jerry B. Farley

/s/ Keith D. Kemp	Treasurer	January 26, 2017
Keith D. Kemp

* Donald C. Cacciapaglia Donald C. Cacciapaglia	President and Chief Executive Officer	January 26, 2017

*	Attorney-in-Fact pursuant to powers of attorney filed as Exhibit (q) to Post-Effective Amendment No. 26 to this Registration Statement filed with the SEC on January 28, 2016.